HUSSMAN FUNDS	Hussman Investment Trust Shareholder Services P.O. Box 46707 Cincinnati, OH 45246-0707

________________________________________________________________________

November 1, 2023

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:       Hussman Investment Trust

File No. 333-35342

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Hussman Investment Trust’s registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.

Very truly yours,

/s/ Betsy Santen

Betsy Santen

Assistant Secretary

Ultimus Fund Solutions, LLC | 225 Pictoria Drive, Suite 450 | Cincinnati, OH 45246 |
513.587.3400 | fax 513.587.3450